Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 124,185	$ 120,895	$ 112,063
Grants received	21,440	39,250
Equipment produced for self use	$ 130,300	$ 127,301